Segment Information (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment country	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Assets from discontinued operations, excluded from total assets	$ 2	$ 6	$ 1
Global Financial Solutions [Member]
Segment Reporting Information [Line Items]
Number of countries in which entity operates (more than) | country	130
Severance costs			45
SunGard [Member]
Segment Reporting Information [Line Items]
Acquisition, integration and severance costs	$ 178	$ 281
Sungard and recent acquisitions [Member]
Segment Reporting Information [Line Items]
Acquisition, integration and severance costs			$ 171
Sales Revenue, Net [Member] | Geographic concentration risk [Member]
Segment Reporting Information [Line Items]
Concentration risk	27.00%	29.00%	24.00%
International [Member]
Segment Reporting Information [Line Items]
Long-term assets, excluding goodwill and other intangible assets	$ 559	$ 510